Portfolio of investments—September 30, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.86%
Communication services: 0.94%
Entertainment: 0.57%
Liberty Media Corp.-Liberty Live Class C†	36,137	$1,854,912
Interactive media & services: 0.37%
EverQuote, Inc. Class A†	58,300	1,229,547
Consumer discretionary: 12.80%
Automobile components: 2.01%
Modine Manufacturing Co.†	49,447	6,566,067
Diversified consumer services: 3.71%
Bright Horizons Family Solutions, Inc.†	42,269	5,923,155
Duolingo, Inc.†	18,400	5,189,168
Stride, Inc.†	11,655	994,288
		12,106,611
Hotels, restaurants & leisure: 3.68%
Dutch Bros, Inc. Class A†	123,700	3,962,111
First Watch Restaurant Group, Inc.†	155,012	2,418,187
Sweetgreen, Inc. Class A†	108,000	3,828,600
Wingstop, Inc.	4,276	1,779,158
		11,988,056
Household durables: 1.38%
Taylor Morrison Home Corp. Class A†	64,100	4,503,666
Specialty retail: 2.02%
Boot Barn Holdings, Inc.†	39,445	6,598,360
Consumer staples: 4.83%
Consumer staples distribution & retail : 0.31%
Chefs’ Warehouse, Inc.†	23,770	998,578
Food products: 1.64%
Freshpet, Inc.†	39,200	5,361,384
Personal care products: 2.88%
BellRing Brands, Inc.†	93,259	5,662,686
e.l.f. Beauty, Inc.†	34,297	3,739,402
		9,402,088
Financials: 6.54%
Capital markets: 0.72%
Hamilton Lane, Inc. Class A	13,900	2,340,621
Financial services: 1.16%
Shift4 Payments, Inc. Class A†	42,900	3,800,940
Insurance: 4.66%
Kinsale Capital Group, Inc.	9,748	4,538,377
See accompanying notes to portfolio of investments
Allspring VT Small Cap Growth Fund | 1

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Insurance(continued)
Palomar Holdings, Inc.†	56,200	$5,320,454
Skyward Specialty Insurance Group, Inc.†	131,000	5,335,630
		15,194,461
Health care: 24.98%
Biotechnology: 6.79%
ARS Pharmaceuticals, Inc.†	51,488	746,576
CareDx, Inc.†	55,000	1,717,375
Cytokinetics, Inc.†	28,800	1,520,640
Insmed, Inc.†	27,100	1,978,300
Krystal Biotech, Inc.†	13,530	2,462,866
Natera, Inc.†	14,300	1,815,385
Soleno Therapeutics, Inc.†	47,100	2,378,079
Twist Bioscience Corp.†	28,200	1,274,076
Vaxcyte, Inc.†	26,200	2,993,874
Vericel Corp.†	125,066	5,284,039
		22,171,210
Health care equipment & supplies: 9.76%
Glaukos Corp.†	59,654	7,771,723
Inspire Medical Systems, Inc.†	11,300	2,384,865
iRhythm Technologies, Inc.†	29,800	2,212,352
Lantheus Holdings, Inc.†	29,600	3,248,600
PROCEPT BioRobotics Corp.†	38,471	3,082,296
RxSight, Inc.†	60,964	3,013,451
TransMedics Group, Inc.†	64,460	10,120,220
		31,833,507
Health care providers & services: 6.27%
Ensign Group, Inc.	13,800	1,984,716
HealthEquity, Inc.†	54,600	4,469,010
PACS Group, Inc.†	109,953	4,394,821
RadNet, Inc.†	138,569	9,615,303
		20,463,850
Pharmaceuticals: 2.16%
Corcept Therapeutics, Inc.†	36,600	1,693,848
Ligand Pharmaceuticals, Inc.†	33,900	3,393,051
Tarsus Pharmaceuticals, Inc.†	59,200	1,947,088
		7,033,987
Industrials: 25.75%
Aerospace & defense: 1.32%
AAR Corp.†	65,957	4,310,950
Building products: 2.06%
AAON, Inc.	62,340	6,722,746
Commercial services & supplies: 4.92%
ACV Auctions, Inc. Class A†	168,800	3,431,704
See accompanying notes to portfolio of investments
2 | Allspring VT Small Cap Growth Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Commercial services & supplies(continued)
Casella Waste Systems, Inc. Class A†	69,529	$6,917,440
CECO Environmental Corp.†	139,900	3,945,180
Tetra Tech, Inc.	37,000	1,744,920
		16,039,244
Construction & engineering: 5.83%
Comfort Systems USA, Inc.	19,619	7,658,277
Construction Partners, Inc. Class A†	59,089	4,124,412
Sterling Infrastructure, Inc.†	49,872	7,232,437
		19,015,126
Electrical equipment: 0.90%
American Superconductor Corp.†	124,700	2,942,920
Ground transportation: 0.92%
Saia, Inc.†	6,903	3,018,406
Machinery: 2.25%
Esab Corp.	38,200	4,061,042
SPX Technologies, Inc.†	20,476	3,265,103
		7,326,145
Marine transportation: 0.98%
Kirby Corp.†	26,200	3,207,666
Professional services: 3.40%
ICF International, Inc.	29,200	4,870,268
Parsons Corp.†	60,000	6,220,800
		11,091,068
Trading companies & distributors: 3.17%
Applied Industrial Technologies, Inc.	29,199	6,515,173
SiteOne Landscape Supply, Inc.†	18,901	2,852,350
Xometry, Inc. Class A†	52,955	972,783
		10,340,306
Information technology: 21.09%
Electronic equipment, instruments & components: 4.27%
Celestica, Inc.†	59,400	3,036,528
Fabrinet†	17,928	4,238,896
Littelfuse, Inc.	5,900	1,564,975
Novanta, Inc.†	28,557	5,109,419
		13,949,818
IT services: 1.89%
Globant SA†	12,400	2,456,936
Wix.com Ltd.†	22,100	3,694,457
		6,151,393
See accompanying notes to portfolio of investments
Allspring VT Small Cap Growth Fund | 3

Portfolio of investments—September 30, 2024 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment: 2.49%
Camtek Ltd.	33,700	$2,690,945
Impinj, Inc.†	5,400	1,169,208
Onto Innovation, Inc.†	20,600	4,275,736
		8,135,889
Software: 12.44%
Appfolio, Inc. Class A†	3,600	847,440
CCC Intelligent Solutions Holdings, Inc.†	280,100	3,095,105
Clearwater Analytics Holdings, Inc. Class A†	243,007	6,135,927
CommVault Systems, Inc.†	20,600	3,169,310
CyberArk Software Ltd.†	27,628	8,056,601
Descartes Systems Group, Inc.†	51,800	5,333,328
Silvaco Group, Inc.†	67,818	969,797
SPS Commerce, Inc.†	36,890	7,162,931
Varonis Systems, Inc. Class B†	103,090	5,824,585
		40,595,024
Materials: 2.93%
Chemicals: 0.29%
Aspen Aerogels, Inc.†	34,232	947,884
Metals & mining: 2.64%
ATI, Inc.†	55,591	3,719,594
Carpenter Technology Corp.	30,623	4,886,818
		8,606,412
Total common stocks (Cost $239,273,981)		325,848,842

		Yield
Short-term investments: 0.25%
Investment companies: 0.25%
Allspring Government Money Market Fund Select Class♠∞		4.86%	812,987	812,987
Total short-term investments (Cost $812,987)				812,987
Total investments in securities (Cost $240,086,968)	100.11%			326,661,829
Other assets and liabilities, net	(0.11)			(357,348)
Total net assets	100.00%			$326,304,481

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
See accompanying notes to portfolio of investments
4 | Allspring VT Small Cap Growth Fund

Portfolio of investments—September 30, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,515,301	$70,942,586	$(73,644,900)	$0	$0	$812,987	812,987	$240,817
See accompanying notes to portfolio of investments
Allspring VT Small Cap Growth Fund | 5

Notes to portfolio of investments—September 30, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$3,084,459	$0	$0	$3,084,459
Consumer discretionary	41,762,760	0	0	41,762,760
Consumer staples	15,762,050	0	0	15,762,050
Financials	21,336,022	0	0	21,336,022
Health care	81,502,554	0	0	81,502,554
Industrials	84,014,577	0	0	84,014,577
Information technology	68,832,124	0	0	68,832,124
Materials	9,554,296	0	0	9,554,296
Short-term investments
Investment companies	812,987	0	0	812,987
Total assets	$326,661,829	$0	$0	$326,661,829
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At September 30, 2024, the Fund did not have any transfers into/out of Level 3.
6 | Allspring VT Small Cap Growth Fund